REX CRYPTO EQUITY PREMIUM INCOME ETF
Schedule of Investments
January 31, 2026 (unaudited)
		Shares	Value
99.31%	COMMON STOCKS (A)
4.75%	CONSUMER DISCRETIONARY
	Tesla, Inc.(B)	9,814	$4,224,044

14.76%	CRYPTO-CURRENCY/BLOCKCHAIN
	Bitdeer Technologies Group(B)	63,003	821,559
	Cipher Mining, Inc.(B)	161,077	2,570,789
	CleanSpark, Inc.(B)	227,593	2,694,701
	Coinbase Global, Inc.(B)	18,167	3,537,842
	Riot Blockchain, Inc.(B)	226,043	3,496,885
			13,121,776

12.90%	FINANCIALS-DIGITAL INVESTMENT PLATFORMS
	Interactive Brokers Group, Inc.	43,691	3,271,582
	Nu Holdings Ltd.(B)	252,519	4,482,212
	Robinhood Markets, Inc.(B)	37,301	3,710,703
			11,464,497

18.15%	FINANCIALS-PAYMENT SYSTEMS
	Block, Inc.(B)	34,932	2,110,941
	Fiserv, Inc.(B)	45,275	2,885,376
	Mastercard, Inc. Class A	7,635	4,113,662
	PayPal Holdings, Inc. (B)	57,625	3,036,261
	Visa, Inc. Class A	12,405	3,992,301
			16,138,541

22.52%	INFORMATION TECHNOLOGY-HARDWARE
	Advanced Micro Devices(B)	19,233	4,553,028
	Micron Technology, Inc.	13,629	5,654,400
	Nvidia Corp.	22,761	4,350,310
	Rambus, Inc.(B)	8,979	1,022,079
	Taiwan Semiconductor Manufacturing Co. Ltd.	13,447	4,445,040
			20,024,857

REX CRYPTO EQUITY PREMIUM INCOME ETF
Schedule of Investments
January 31, 2026 (unaudited)

		Shares	Value

26.23%	INFORMATION TECHNOLOGY-SOFTWARE & SERVICES
	Applied Digital Corporation(B)	146,912	$4,977,379
	Core Scientific, Inc.(B)	109,572	1,971,200
	Iris Energy Limited(B)	100,712	5,412,263
	Marathon Digital Holdings, Inc.(B)	433,693	4,120,083
	Strategy, Inc. Class A(B)	27,347	4,094,119
	TeraWulf, Inc.(B)	205,008	2,740,957
			23,316,001

99.31%	TOTAL COMMON STOCKS		88,289,716
	(Cost: $69,976,051)

4.04%	MONEY MARKET FUND
	First American Treasury Obligations Fund 3.890%(C)	3,583,734	3,583,734
	(Cost: $3,583,734)

103.35%	TOTAL INVESTMENTS		91,873,450
	(Cost: $69,699,754)
(3.35%)	Liabilities in excess of other assets		(2,974,637)
100.00%	NET ASSETS		$88,898,813

	(A)All or a portion of the security is held as collateral for options written.
	(B)Non-income producing
	(C)Effective 7 day yield as of January 31, 2026

	See Notes to Schedule of Investments.

REX CRYPTO EQUITY PREMIUM INCOME ETF
Schedule of Options Written
January 31, 2026 (unaudited)

(3.40%)	OPTIONS WRITTEN (A)
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

(3.40%)	CALL OPTIONS
	Advanced Micro Devices	177	$(4,190,121)	$240.00	02/20/2026	$(230,985)
	Advanced Micro Devices	4	(94,692)	250.00	02/20/2026	(3,640)
	Advanced Micro Devices	3	(71,019)	270.00	02/20/2026	(1,251)
	Advanced Micro Devices	8	(189,384)	280.00	02/20/2026	(2,240)
	Applied Digital Corporation	28	(94,864)	39.00	02/20/2026	(5,040)
	Applied Digital Corporation	1,412	(4,783,856)	40.00	02/20/2026	(204,740)
	Applied Digital Corporation	29	(98,252)	45.00	02/20/2026	(2,175)
	Bitdeer Technologies Group	37	(48,248)	15.00	02/20/2026	(2,109)
	Bitdeer Technologies Group	581	(757,624)	17.50	02/20/2026	(11,620)
	Bitdeer Technologies Group	12	(15,648)	18.00	02/20/2026	(360)
	Block, Inc.	20	(120,860)	70.00	02/20/2026	(640)
	Block, Inc.	329	(1,988,147)	75.00	02/20/2026	(3,948)
	Cipher Mining, Inc.	31	(49,476)	17.50	02/20/2026	(3,038)
	Cipher Mining, Inc.	31	(49,476)	19.50	02/20/2026	(2,015)
	Cipher Mining, Inc.	1,517	(2,421,132)	20.00	02/20/2026	(71,299)
	Cipher Mining, Inc.	31	(49,476)	21.00	02/20/2026	(1,302)
	CleanSpark, Inc.	2,187	(2,589,408)	14.00	02/20/2026	(94,041)
	CleanSpark, Inc.	88	(104,192)	15.00	02/20/2026	(2,552)
	Coinbase Global, Inc.	7	(136,318)	210.00	02/20/2026	(4,672)
	Coinbase Global, Inc.	3	(58,422)	230.00	02/20/2026	(843)
	Coinbase Global, Inc.	4	(77,896)	235.00	02/20/2026	(924)
	Coinbase Global, Inc.	167	(3,252,158)	240.00	02/20/2026	(32,231)
	Core Scientific, Inc.	1,074	(1,932,126)	20.00	02/20/2026	(94,512)
	Core Scientific, Inc.	21	(37,779)	22.50	02/20/2026	(766)
	Fiserv, Inc.	26	(165,698)	70.00	02/20/2026	(5,174)
	Fiserv, Inc.	426	(2,714,898)	75.00	02/20/2026	(42,600)
	Interactive Brokers Group, Inc.	403	(3,017,664)	75.00	02/20/2026	(94,705)
	Interactive Brokers Group, Inc.	8	(59,904)	80.00	02/20/2026	(576)
	Interactive Brokers Group, Inc.	25	(187,200)	85.00	02/20/2026	(500)
	Iris Energy Limited	19	(102,106)	58.00	02/20/2026	(8,455)
	Iris Energy Limited	20	(107,480)	59.00	02/20/2026	(8,300)
	Iris Energy Limited	948	(5,094,552)	60.00	02/20/2026	(393,420)
	Iris Energy Limited	20	(107,480)	70.00	02/20/2026	(4,200)
	Marathon Digital Holdings, Inc.	84	(79,800)	11.00	02/20/2026	(2,436)
	Marathon Digital Holdings, Inc.	84	(79,800)	11.50	02/20/2026	(2,100)
	Marathon Digital Holdings, Inc.	4,168	(3,959,600)	12.00	02/20/2026	(75,024)
	Mastercard, Inc. Class A	2	(107,758)	570.00	02/20/2026	(438)
	Mastercard, Inc. Class A	4	(215,516)	580.00	02/20/2026	(444)
	Mastercard, Inc. Class A	70	(3,771,530)	600.00	02/20/2026	(2,870)
	Micron Technology, Inc.	125	(5,186,000)	370.00	02/20/2026	(715,000)
	Micron Technology, Inc.	3	(124,464)	400.00	02/20/2026	(10,620)
	Micron Technology, Inc.	5	(207,440)	430.00	02/20/2026	(10,575)
	Micron Technology, Inc.	3	(124,464)	490.00	02/20/2026	(2,130)
	Nu Holdings Ltd.	2,330	(4,135,750)	18.00	02/20/2026	(118,830)
	Nu Holdings Ltd.	97	(172,175)	19.00	02/20/2026	(1,940)
	Nu Holdings Ltd.	49	(86,975)	20.00	02/20/2026	(392)
	Nu Holdings Ltd.	49	(86,975)	21.00	02/20/2026	(196)
	Nvidia Corp.	4	(76,452)	195.00	02/20/2026	(2,160)
	Nvidia Corp.	214	(4,090,182)	200.00	02/20/2026	(73,616)
	Nvidia Corp.	5	(95,565)	205.00	02/20/2026	(1,020)
	Nvidia Corp.	4	(76,452)	210.00	02/20/2026	(464)
	PayPal Holdings, Inc.	576	(3,034,944)	60.00	02/20/2026	(35,712)
	Rambus, Inc.	82	(933,406)	105.00	02/20/2026	(118,326)
	Rambus, Inc.	4	(45,532)	125.00	02/20/2026	(2,300)
	Rambus, Inc.	3	(34,149)	140.00	02/20/2026	(783)
	Riot Blockchain, Inc.	2,128	(3,292,016)	18.00	02/20/2026	(95,760)
	Riot Blockchain, Inc.	44	(68,068)	19.00	02/20/2026	(1,320)
	Riot Blockchain, Inc.	88	(136,136)	20.00	02/20/2026	(1,848)
	Robinhood Markets, Inc.	366	(3,640,968)	115.00	02/20/2026	(64,050)
	Robinhood Markets, Inc.	7	(69,636)	120.00	02/20/2026	(805)
	Strategy, Inc. Class A	252	(3,772,692)	165.00	02/20/2026	(123,480)
	Strategy, Inc. Class A	5	(74,855)	175.00	02/20/2026	(1,515)
	Strategy, Inc. Class A	16	(239,536)	180.00	02/20/2026	(3,840)
	Taiwan Semiconductor Manufacturing Co. Ltd.	129	(4,264,224)	360.00	02/20/2026	(32,508)
	Taiwan Semiconductor Manufacturing Co. Ltd.	2	(66,112)	370.00	02/20/2026	(290)
	Taiwan Semiconductor Manufacturing Co. Ltd.	3	(99,168)	380.00	02/20/2026	(264)
	TeraWulf, Inc.	2,010	(2,687,370)	15.00	02/20/2026	(150,750)
	TeraWulf, Inc.	40	(53,480)	17.50	02/20/2026	(1,360)
	Tesla, Inc.	2	(86,082)	460.00	02/20/2026	(1,470)
	Tesla, Inc.	2	(86,082)	470.00	02/20/2026	(1,048)
	Tesla, Inc.	4	(172,164)	480.00	02/20/2026	(1,504)
	Tesla, Inc.	90	(3,873,690)	490.00	02/20/2026	(24,300)
	Visa, Inc. Class A	6	(193,098)	350.00	07/16/2023	(264)
	Visa, Inc. Class A	118	(3,797,594)	360.00	07/16/2023	(3,658)

(3.40%)	TOTAL OPTIONS WRITTEN					(3,022,283)
	(Premiums Received: $3,860,030)

	(A)Non-income producing

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of January 31, 2026:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets
Common Stocks	$88,289,716	$-	$-	$88,289,716
Money Market Fund	3,583,734	-	-	3,583,734
	$91,873,450	$-	$-	$91,873,450
Liabilities
Call Options Written	$(3,022,283)	$-	$-	$(3,022,283)

The cost of investments for Federal income tax purposes has been estimated a/o January 31, 2026 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $69,699,754, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$27,008,737
Gross unrealized depreciation	(7,857,324)
Net unrealized appreciation	$19,151,413